Note 2 - Summary of Significant Accounting Policies (Details) - Accounts Receivable, Net ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 254,510		¥ 202,737
Allowance for doubtful accounts	(13,246)	$ (2,045)	(16,587)
Accounts receivable, net	¥ 241,264	$ 37,245	¥ 186,150